787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock iShares® Alternative Strategies V.I. Fund, a series of BlackRock Variable Series Funds, Inc.
(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 2, 2018, to the Prospectus, dated May 1, 2017, for BlackRock iShares® Alternative Strategies V.I. Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated March 2, 2018 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP